Development-stage risks	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Development Stage Enterprises [Abstract]
Development-stage risks

(2) Development-stage risks

The Company has incurred losses and negative cash flows from operations since inception and had an accumulated deficit of $122.6 million at September 30, 2015. The Company anticipates incurring additional losses until such time, if ever, that it can generate significant sales of its product candidates in development. Additional financing will be needed by the Company to fund its operations and to commercially develop its product candidates.

The Company’s future operations are highly dependent on a combination of factors, including: (i) the success of its research and development; (ii) regulatory approval and market acceptance of the Company’s proposed future products; (iii) the timely and successful completion of additional financing; and (iv) the development of competitive therapies by other biotechnology and pharmaceutical companies.

(2) Development-stage risks

The Company has incurred losses and negative cash flows from operations since inception and had an accumulated deficit of $81.6 million at December 31, 2014. The Company anticipates incurring additional losses until such time, if ever, that it can generate significant sales of its product candidates in development. Additional financing will be needed by the Company to fund its operations and to commercially develop its product candidates.

The Company’s future operations are highly dependent on a combination of factors, including: (i) the success of its research and development; (ii) regulatory approval and market acceptance of the Company’s proposed future products; (iii) the timely and successful completion of additional financing; and (iv) the development of competitive therapies by other biotechnology and pharmaceutical companies.